Transactions with Related Parties, Central Mare (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions with Related Parties [Abstract]
Due to related parties		$ 4,648	$ 237
Related Party [Member] | Central Mare [Member]
Transactions with Related Parties [Abstract]
Due to related parties		0	0
Fees and expenses		$ 360	344	$ 326
Shares to be vested (in shares)		0
Related Party [Member] | Central Mare [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Executive officers and other personnel expenses		$ 360	360	360
Related Party [Member] | Central Mare [Member] | Management Fees [Member]
Transactions with Related Parties [Abstract]
Amortization of awarded shares	[1]	$ 0	$ (16)	$ (34)

[1]	As per the Company’s equity incentive plan, or the 2015 plan (null and void since due to the reverse stock splits of the Company’s stock the shares left to be vested are zero), the Company incurred an amortization gain of $34, $16 and $0 relating to the amortization of the original fair value of the equity incentive plan recognized at inception, for each of the years ended December 31, 2021, 2022 and 2023 respectively. The Company’s equity incentive plan ended on June 30, 2022.